Reportable Segments (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Tenant	Dec. 31, 2010 Tenant	Dec. 31, 2009 Tenant	Dec. 31, 2008
Reportable apartment home segment rental income
Total segment and consolidated rental income		$ 730,958,000	$ 633,868,000	$ 602,899,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		484,760,000	411,064,000	398,460,000
Reconciling items:
Non-property income		17,422,000	14,347,000	14,274,000
Property management		(20,101,000)	(17,432,000)	(16,581,000)
Other operating expenses		(6,217,000)	(5,848,000)	(6,485,000)
Depreciation and amortization		(370,343,000)	(303,446,000)	(278,391,000)
Interest, net		(158,333,000)	(150,796,000)	(142,152,000)
General and administrative		(45,915,000)	(45,243,000)	(39,035,000)
Severance costs and other restructuring charges	(6,800,000)	(1,342,000)	(6,803,000)
Other depreciation and amortization		(3,931,000)	(4,843,000)	(5,161,000)
Loss from unconsolidated entities		(6,352,000)	(4,204,000)	(18,665,000)
Net (income)/loss attributable to redeemable non-controlling interests in OP		(395,000)	3,835,000	4,282,000
Non-controlling interests		(167,000)	(146,000)	(191,000)
Tax benefit/(expense) for taxable REIT subsidiary		(7,571,000)	2,533,000	(311,000)
Gain on the sale of depreciable property		138,508,000	4,083,000	2,424,000
Net income/(loss) attributable to UDR, Inc.		20,023,000	(102,899,000)	(87,532,000)
Reportable apartment home segment assets:
Total segment assets	6,881,347,000	8,074,471,000	6,881,347,000
Accumulated depreciation	(1,638,326,000)	(1,831,727,000)	(1,638,326,000)
Real estate held for sale (net of accumulated depreciation)	5,243,021,000	6,242,744,000	5,243,021,000
Reconciling items:
Cash and cash equivalents	9,486,000	12,503,000	9,486,000	5,985,000	12,740,000
Marketable securities	3,866,000	0	3,866,000
Restricted cash	15,447,000	24,634,000	15,447,000
Deferred financing costs, net	27,267,000	30,068,000	27,267,000
Notes receivable	7,800,000	0	7,800,000
Investment in unconsolidated joint ventures	148,057,000	213,040,000	148,057,000
Other assets	74,596,000	198,365,000	74,596,000
Total assets	5,529,540,000	6,721,354,000	5,529,540,000
Reportable Segments (Additional) (Textual) [Abstract]
Capital expenditures related to segments		41,500,000	36,500,000	42,300,000
Reportable Segment (Textual) [Abstract]
Condition for Community considered to have stabilized occupancy		90% occupancy for at least three consecutive months
Number of Tenants or related group of tenants that contributed 10% or more of company total revenue		0	0	0
Same Store Communities [Member] | WESTERN REGION [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		185,759,000	177,771,000	182,120,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		129,292,000	121,338,000	127,653,000
Reportable apartment home segment assets:
Total segment assets	1,920,742,000	1,938,696,000	1,920,742,000
Same Store Communities [Member] | MID-ATLANTIC REGION [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		136,105,000	130,716,000	127,161,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		93,926,000	89,175,000	86,256,000
Reportable apartment home segment assets:
Total segment assets	1,144,527,000	1,154,559,000	1,144,527,000
Same Store Communities [Member] | SOUTHEASTERN REGION [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		100,741,000	97,325,000	96,283,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		63,649,000	61,587,000	59,788,000
Reportable apartment home segment assets:
Total segment assets	792,338,000	801,712,000	792,338,000
Same Store Communities [Member] | SOUTHWESTERN [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		35,266,000	33,727,000	33,351,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		20,319,000	19,205,000	17,870,000
Reportable apartment home segment assets:
Total segment assets	340,246,000	343,457,000	340,246,000
Non-Mature communities/Other [Member]
Reportable apartment home segment rental income
Total segment and consolidated rental income		273,087,000	194,329,000	163,984,000
Reportable apartment home segment NOI
Total segment and consolidated NOI		177,574,000	119,759,000	106,893,000
Reportable apartment home segment assets:
Total segment assets	2,683,494,000	3,836,047,000	2,683,494,000
Reportable Segments (Additional) (Textual) [Abstract]
Capital expenditures related to segments		$ 16,300,000	$ 12,100,000	$ 14,000,000